Financial Instruments and Fair Value (Details) - Schedule of Assets and Liabilities are Considered to have Carrying Amounts (Parentheticals)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Assets and Liabilities are Considered to have Carrying Amounts [Abstract]
Exact Sciences Warrants	5 years	5 years